Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income / (loss)	$ (5,243)	$ (5,813)	$ 3,505
Adjustments to reconcile net income / (loss) to net cash from operating activities:
Depreciation	5,567	5,768	5,710
Amortization of special survey costs	73	236	174
Amortization of financing costs	153	164	173
Vessel impairment charge		3,998
Stock compensation	355		143
Bad debt provisions	231
Changes in assets and liabilities:
Inventories	157	(590)	321
Trade accounts receivable, net	747	(1,226)	748
Prepayments and other assets	62	321	(107)
Special surveys cost		(364)	(888)
Trade accounts payable	(858)	2,012	532
Due to related parties	2,672	1,832	(10)
Hire collected in advance	(415)	(1,714)	1,650
Accrued and other liabilities	176	(178)	415
Net cash provided by operating activities	3,677	4,446	12,366
Cash flows from investing activities:
Advances for vessel acquisition			(18,766)
Net cash used in investing activities			(18,766)
Cash flows from financing activities:
Proceeds from long-term debt			21,000
Repayment of long-term debt	(6,963)	(7,263)	(6,863)
Issuance of promissory note			2,500
Proceeds from issuance of common stock	4,800		10
Common stock offering costs	(414)
Change in restricted cash		(500)	(3,500)
Paid-in capital re-imbursement			(1,248)
Payment of financing costs	(190)	(22)	(279)
Expenses for Merger			(1,745)
Net cash provided by / (used in) financing activities	(2,767)	(7,785)	9,875
Net increase / (decrease) in cash and cash equivalents	910	(3,339)	3,475
Cash and cash equivalents at beginning of the period	783	4,122	647
Cash and cash equivalents at end of the period	1,693	783	4,122
SUPPLEMENTAL INFORMATION:
Cash paid for interest, net of amounts capitalized	2,549	2,779	2,191
Non-cash financing activities – increase in promissory note	$ 2,500